Document and Entity Information	0 Months Ended
May 02, 2014
Risk/Return:
Document Type	497
Document Period End Date	May 02, 2014
Registrant Name	ROYCE FUND
Central Index Key	0000709364
Amendment Flag	false
Document Creation Date	May 02, 2014
Document Effective Date	May 02, 2014
Prospectus Date	May 01, 2014
Royce CRK Prospectus | Royce Special Equity Multi-Cap Fund | Consultant Class
Risk/Return:
Trading Symbol	RSMLX